Note 12 - Employee and Director Benefits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Plan, Cost	$ 1,261,000	$ 1,399,000	$ 1,478,000
Shares Held in Employee Stock Option Plan, Allocated (in shares)	346,267,000
Liability, Defined Benefit Plan, Noncurrent, Total	$ 1,577,000	1,571,000
Cash Surrender Value of Life Insurance	$ 19,207,000	$ 19,383,000
Stock Issued During Period, Shares, Treasury Stock Reissued (in shares)	9,185	12,252,000	3,889,000
Employee Stock Purchase Plan [Member]
Stock Issued During Period, Shares, Treasury Stock Reissued (in shares)	9,285,000	12,252,000	3,889,000